Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2015	Jul. 31, 2015	Jun. 30, 2015	Dec. 31, 2015	Jun. 30, 2015	Oct. 31, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Management Fee Payable Per Month		$ 30,000
Operating Leases Monthly Base Rent Initial Year			$ 2,900		$ 2,900
Lessee Leasing Arrangements, Operating Leases, Term of Contract					37 months
Operating Leases, Rent Expense					$ 112,000
Contractual Obligation, Total			3,222,000	$ 4,570,000	3,222,000
COLORADO [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating Leases Monthly Base Rent Initial Year	$ 8,500
Lessee Leasing Arrangements, Operating Leases, Term of Contract	37 months
Operating Leases, Rent Expense	$ 318,000
NORTH CAROLINA [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating Leases Monthly Base Rent Initial Year			$ 2,900		2,900
Lessee Leasing Arrangements, Operating Leases, Term of Contract			37 months
Operating Leases, Rent Expense			$ 112,000
Sponsored research agreement with related party [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total			350,000	$ 315,000	$ 350,000
Agreement Termination Notice Period				30 days	30 days
Manufacturing Agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total			133,000	$ 1,000,000	$ 133,000
Manufacturing Agreement [Member] | Biovest International Inc [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total						$ 1,000,000
Prostascint Inventory Transfer Fee [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total			500,000		500,000
Aytu Manufacturing And Commercial Development [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total			133,000		133,000
Research And Development Arrangement Clinical Research [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total			$ 329,000		$ 329,000